Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial structure, financial costs and financial instruments
Current financial debt	$ 7,622	$ 4,462	$ 2,377
Current lease obligations	1,876	2,095	1,721
Current portion of non-current financial debt	2,540	3,467	5,492
Current borrowings (note 14)	12,038	10,024	9,590
Other current financial liabilities (note 14)	388	664	446
Current financial assets (note 14)	(3,332)	(6,914)	(6,585)
NET CURRENT BORROWINGS	9,094	3,774	3,451
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(2,136)	(5,476)	(5,450)
Marketable securities
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(707)	(683)	(519)
Financial receivables on sub-lease
Financial structure, financial costs and financial instruments
Current financial assets (note 14)	(239)	(378)	(329)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	218	425	268
Current financial assets (note 14)	(81)	(29)	(91)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (note 14)	170	239	178
Current financial assets (note 14)	$ (169)	$ (348)	$ (196)